Accumulated Other Comprehensive Income (Loss) (Components of Accumulated Other Comprehensive Income) (Details) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		$ 8,358	$ 7,204
Net current period other comprehensive income (loss)	[1]	(244)	506
Ending Balance		8,601	8,358
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	[2]	338	(165)
Other comprehensive income (loss) before reclassifications		(320)	504
Amounts reclassified from accumulated other comprehensive income loss		77	(1)
Net current period other comprehensive income (loss)	[2]	(243)	503
Ending Balance	[2]	95	338
Unrealized (loss) gain on translation of self-sustaining foreign operations
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		654	30
Other comprehensive income (loss) before reclassifications		(401)	624
Amounts reclassified from accumulated other comprehensive income loss		0	0
Net current period other comprehensive income (loss)		(401)	624
Ending Balance		253	654
Net change in net investment hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		(74)	48
Other comprehensive income (loss) before reclassifications		78	(122)
Amounts reclassified from accumulated other comprehensive income loss		0	0
Net current period other comprehensive income (loss)		78	(122)
Ending Balance		4	(74)
(Losses) gains on derivatives recognized as cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		(7)	(3)
Other comprehensive income (loss) before reclassifications		3	2
Amounts reclassified from accumulated other comprehensive income loss		3	(6)
Net current period other comprehensive income (loss)		6	(4)
Ending Balance		(1)	(7)
Net change on available-for-sale investments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		(1)	3
Other comprehensive income (loss) before reclassifications		0	0
Amounts reclassified from accumulated other comprehensive income loss		0	(4)
Net current period other comprehensive income (loss)		0	(4)
Ending Balance		(1)	(1)
Net change in unrecognized pension and post-retirement benefit costs
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		(234)	(243)
Other comprehensive income (loss) before reclassifications		0	0
Amounts reclassified from accumulated other comprehensive income loss		74	9
Net current period other comprehensive income (loss)		74	9
Ending Balance		$ (160)	$ (234)

[1]	4) Net of tax expense of $10 million (2018 - $11 million tax recovery) for the year ended December 31, 2019.
[2]	(1) Accumulated Other Comprehensive Income (Loss) ("AOCI") ("AOCL")